     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        AUGUST 14, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
           AND FOR WHICH THAT REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [ ] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Staro Asset Management, L.L.C.
Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Colin M. Lancaster
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:

/s/  Colin M. Lancaster        St. Francis, Wisconsin          December 4, 2003
-------------------------      --------------------------      ----------------
         (Signature)           (City, State)                   (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              96

Form 13F Information Table Value Total:              $497,402
                                                      -----------------
                                                     (thousands)

List of Other Included Managers:                     None

                                                       FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------------
      Column 1:                 Column 2: Column 3:  Column 4:          Column 5:          Column 6: Column 7:     Column 8:
                                                                ------------------------
       Name of                  Title of    CUSIP               Shares or  Shares/  Put/  Investment  Other    Voting Authority
                                                                                                               -----------------
       Issuer                    Class      Number     Value    Principal Prn. Amt. Call  Discretion Managers  Sole Shared None
                                                      (X$1000)    Amount
--------------------------------------------------------------------------------------------------------------------------------
Alient Communications Inc.      Common    016090102    $2,850     61,700      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Amazon.Com Inc.                 Common    023135106   $36,261    289,800      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
America Online Inc.             Option    02364J904    $5,525        500             Call    Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Axent Technologies Inc.         Common    05459C108      $274     24,600      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC                 Common    046353108      $455     11,623      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Base Ten Systems                Common    069779205      $268    285,700      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Breed Technologies Inc.         Common    106702103      $444    197,200      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                Warrant    055482111    $3,472    112,900      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Cal Fed                         Right     130209703       $58     48,752      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Coeur D'Alene                 Preferred   192108207      $862    143,670      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Brightpoint Inc.                Common    109473108      $407     67,200      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.       Preferred   165167305      $331     14,000      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Clorox Company                  Common    189054109      $812      7,600      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
CMG Information Services Inc.   Common    125750109   $42,933    376,400      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Credence Systems                 Debt     225302AC2    $2,864      3,227     PRN             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Chquita Brands Intl.            Common    170032106      $225     25,000      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.              Option    17275R902    $6,450      1,000             Call    Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Covance Inc.                    Option    222816900      $176        100             Call    Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Cymer Inc.                       Debt     232572AC1   $33,337     38,596     PRN             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Duramed Pharmaceuticals Inc.    Option    266354959    $8,102      5,185             Put     Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Echo Bay Mines                  Common    278751102       $57     39,000      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.               Common    277461109    $1,863     27,500      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Einstein/Noah Bagel Corp.       Common    282577105      $301    311,200      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Einstein/Noah Bagel Corp.        Debt     282577AC9      $987      1,830     PRN             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Federated Dept. Stores         Warrant    31410H127    $3,185    120,200      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Gillette Company                Common    375766102    $4,264    104,000      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Genzyme Transgenics Corp.       Common    37246E105      $525    115,000      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
HMT Technology Corp.             Debt     403917AD9    $3,640     10,254     PRN             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Hexel Corp.                      Debt     428291AA6    $1,395      1,500     PRN             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Inacom Corp.                    Option    45323G909    $1,263      1,000             Call    Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Inacom Corp.                    Option    45323G959      $253        200             Put     Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Integrat Health                  Debt     45812CAE6    $1,649      2,356     PRN             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Ingram Micro Inc.               Common    457153104      $219      8,500      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Jacor Communications Inc.      Warrant    469858138    $5,658    520,300      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------
Kmart                         Preferred   498778208   $22,363    383,100      SH             Sole               X
--------------------------------------------------------------------------------------------------------------------------------

Kmart                                 Option         482584959          $413         250             Put     Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Lasersight Inc.                       Common         517924106        $7,868     484,200     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Pro.         Common         B5628B104       $10,482     295,800     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Pro.         Option         B5628B904          $532         150             Call    Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Pro.         Option         B5628B954        $3,544       1,000             Put     Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc.          Common         718154107          $884      22,000     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Miravant Medical Technologies         Common         604690107        $5,232     734,332     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                       Option         594918904       $18,038       2,000             Call    Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Micron Tech                           Common         595112103        $1,637      40,600     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Micron Tech                           Option         595112903        $1,008         250             Call    Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Nabisco Group Holdings                Common         62952P102          $734      37,500     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Offshore Logistics                     Debt          676255AF9        $9,304      10,945    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Pep Boys                               Debt          713278AJ8        $5,150       9,450    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Pride International Inc.               Debt          741932AB3        $6,807      23,075    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Pride International Inc.               Debt          741932AA5        $5,055       5,080    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
AMF Bowling Inc.                      Common         03113V109          $573      67,900     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co.                    Debt          701081AD3        $3,331       5,124    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Platinum Technology Inc.               Debt          72764TAD3        $1,485       1,500    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.              Preferred        703224204        $2,272     105,666     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.               Warrant         703224113           $12      48,144     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.                  Preferred        73044P208        $1,313      26,000     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Parexel International Corp.           Common         699462107        $2,991     224,700     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Parexel International Corp.           Option         699462907          $160         120             Call    Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Psinet Inc.                         Preferred        74437C309       $12,755     277,500     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Quantum Corp.                         Common         747906105        $1,998      82,800     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Quantum Corp.                          Debt          747906AC9       $10,756      10,972    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Queen Sand Resources Inc.             Common         747927101           $28      27,172     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Read-Rite Corp.                        Debt          755246AA3       $17,758      42,282    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
RJ Reynolds Tobacco                   Common         76182K105          $397      12,499     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                       Common         775371107          $350       8,154     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Res-Care Inc.                         Common         760943100          $796      35,000     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Res-Care Inc.                          Debt          760943AC4       $18,401      14,475    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                           Preferred        779273309        $3,961     102,231     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group            Preferred        829226505       $13,318     300,116     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Sabratek Corp.                         Debt          78571UAA6          $453         650    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
SBS Broadcasting                       Debt          805906AA2        $6,699       6,035    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.                    Preferred        81211K209       $23,773     381,897     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Seagate Tech                          Option         811804903        $1,281         500             Call    Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Silicon Graphics Inc.                 Option         827056902        $4,913       3,000             Call    Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Silicon Graphics Inc.                  Debt          827056AC6        $8,714      10,016    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Sun Healthcare Group Inc.             Common         866933104          $212     564,100     SH              Sole         X
------------------------------------------------------------------------------------------------------------------------------------
Simula Inc.                            Debt          829206AB7        $2,387       2,992    PRN              Sole         X
------------------------------------------------------------------------------------------------------------------------------------

Softnet Systems                   Common         833964109      $3,716     133,300     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Softnet Systems                   Option         833964959      $8,418       3,020            Put     Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Sensormatic Electronics Corp.   Preferred        817265200        $777      35,000     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Sensormatic Electronics Corp.     Option         817265951      $1,366         980            Put     Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc.             Common         866810104      $1,212      17,600     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Superior Services Inc.            Common         868316100      $6,672     250,000     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Telefonos De Mexico                Debt          879403AD5      $9,002       8,750    PRN             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines              Common         893349837        $539     109,204     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
United International Holdings     Common         910734102     $18,597     275,000     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Seagram Co. Ltd.                Preferred        811850205     $17,724     357,600     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.              Debt          958102AH8        $598       3,520    PRN             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Western Gas Resources Inc.      Preferred        958259301        $289       8,950     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                       Preferred        929248201      $5,130     161,564     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                       Preferred        929248300        $381      12,300     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Warner-Lambert Co.                Common         934488107      $5,204      75,019     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Telular Corp.                     Common         87970T208        $373     126,950     SH             Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Xerox Credit Corp.                Option         984121903      $5,906       1,000            Call    Sole               X
------------------------------------------------------------------------------------------------------------------------------------

                                     Page 3